Prepayments and Other Current Assets, Net - Summary of credit loss provision related to accounts receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance prior to ASC 326	¥ 0	¥ 0	¥ 0
Impact of adoption to ASC 326	0	(308)	0
Balance as at beginning of the year	(324)	0
Current year provision	0	(155)	0
Current year reversal	301	139	0
Balance as at end of the year	(23)	(324)	0
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance as at beginning of the year	¥ (324)	(308)	0
Balance as at end of the year		¥ (324)	¥ (308)